Derivatives - Fair values of derivative instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives Fair Value [Line Items]
Derivative assets	₩ 6,461,796	₩ 3,799,189
Derivative liabilities	7,704,705	3,586,564
Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	214,657	39,828
Derivative liabilities	641,334	265,691
Interest Rates Related
Derivatives Fair Value [Line Items]
Derivative assets	780,237	172,387
Derivative liabilities	1,065,727	305,666
Interest Rates Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	2,555	1,784
Derivative liabilities	972	1,828
Equity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	172,208	32,687
Derivative liabilities	394,949	78,551
Commodity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	10,983	18,557
Derivative liabilities	138,218	11,555
Commodity Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	13,513	21,245
Derivative liabilities	138,732	13,773
Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	298,304	225,063
Derivative liabilities	1,179,124	378,809
Currency forward | Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	23,143	106
Derivative liabilities	37,757	46,139
Currency swap | Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	158,297	63,560
Derivative liabilities	72,367	79,407
Interest Rate Option | Interest Rates Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	0	83
Derivative liabilities	0	0
Interest Rate Future | Interest Rates Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	2,555	1,701
Derivative liabilities	972	1,828
Credit Swaps | Credit Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	423,966	493,829
Derivative liabilities	19,235	65,103
Equity Swaps And Forwards | Equity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	169,504	28,803
Derivative liabilities	393,810	69,880
Equity Options | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	11,414	6,324
Derivative liabilities	145,895	167,237
Equity Options | Equity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	2,704	3,884
Derivative liabilities	1,139	8,671
Equity Futures | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	31,035	817
Derivative liabilities	100,490	19,903
Commodity Swaps And Forwards | Commodity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	10,983	18,557
Derivative liabilities	136,701	3,149
Commodity Futures And Options | Commodity Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	2,530	2,688
Derivative liabilities	514	2,218
Interest rate forwards and swaps | Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	116,864	161,397
Derivative liabilities	1,069,000	253,263
Commodity options | Commodity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	0	0
Derivative liabilities	1,517	8,406
Trading purpose | Foreign currency related
Derivatives Fair Value [Line Items]
Derivative assets	4,731,119	2,846,837
Derivative liabilities	4,660,553	2,557,522
Trading purpose | Foreign currency related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	4,731,102	2,846,825
Derivative liabilities	4,659,625	2,557,312
Trading purpose | Foreign currency related | Currency forward | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	3,089,759	2,183,315
Derivative liabilities	2,838,793	1,797,419
Trading purpose | Foreign currency related | Currency swap | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	1,626,567	651,292
Derivative liabilities	1,807,229	748,302
Trading purpose | Foreign currency related | Currency futures | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	17	12
Derivative liabilities	928	210
Trading purpose | Foreign currency related | Currency options | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	14,776	12,218
Derivative liabilities	13,603	11,591
Trading purpose | Interest rates related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	777,682	170,603
Derivative liabilities	1,064,755	303,838
Trading purpose | Interest rates related | Interest Rate Option | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	5,169	3,748
Derivative liabilities	1,983	611
Trading purpose | Interest rates related | Interest rate forwards and swaps | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	772,513	166,855
Derivative liabilities	1,062,772	303,227
Trading purpose | Equity related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	42,449	7,141
Derivative liabilities	₩ 246,385	₩ 187,140